Notes Payable - Related Party	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Mar. 31, 2019
Debt Disclosure [Abstract]
Notes Payable - Related Party

NOTE 8 – NOTES PAYABLE – RELATED PARTY

In connection with the acquisition of the casing division of Jagemann Stamping Company, a $10,400,000 promissory note was executed. The promissory note, under which $500,000 was paid on March 25, 2019 using funds raised for the acquisition, had a remaining balance at March 31, 2019 of $9,900,000. On April 30, 2019, the original due date of the note was subsequently extended to April 1, 2020. The note bears interest per annum at approximately 4.6% payable in arrears monthly until October 1, 2019 when the interest rate increases to 9% per annum payable monthly until principal and accrued interest are paid in full. In May of 2019, the Company paid $1,500,000 on the balance of the note. As of December 31, 2019, we recognized interest of $284,512 related to the note. The note is secured by all the equipment purchased from Jagemann Stamping Company and was valued at $18,869,541 in the accompanying financial statements.

Post-closing of the transaction, it was made apparent that certain equipment that was agreed to be delivered free and clear by the Seller was not achievable as Seller was not able to purchase equipment that Seller had leased. Accordingly, the remaining value of the promissory note was reduced by $2,596,200. As a result of the change to the purchase price of the transaction, the Company reduced Other Intangible Assets by $2,312,609, decreased Equipment for a net value of $392,841, recorded an increase to Deposits for $109,250 worth of equipment that the Company agreed to transfer back to Seller. Consequently, accumulated amortization has decreased by $508,242. Additionally, the Company entered into a lease to gain possession of the assets that were originally to be transferred.

On May 3, 2019, the Company entered into a promissory note of $375,000 with a shareholder of the Company. The note bears interest at a per annum of 2.56%. The note’s original a maturity date of August 3, 2019 was extended to June 15, 2020. On November 15, 2019, the Company remitted $50,000 in principal payment. We have accrued interest on the note of $2,452.

In December of 2019, the Company entered into a Promissory Note of $90,000 with Fred Wagenhals, the Company’s Chief Executive Officer and Chairman of the Board of Directors. The Note matures on June 12, 2020 and bears interest at the applicable LIBOR Rate.

NOTE 7 – NOTES PAYABLE – RELATED PARTY

On December 16, 2016, we and Mansfield, an entity controlled by our Chief Executive Officer, entered into a note purchase and sale agreement to purchase a promissory note held by Mansfield and payable by ATAC. We purchased the promissory note for $1,035,000. The note was repaid on December 31, 2017. Interest on the note was imputed in the amount of $46,340, as there was no stated interest rate in the note document.

In connection with the acquisition of the patent on August 22, 2017, we were obligated to pay $200,000 to Hallam, Inc.’s shareholders. The first $100,000 was paid on August 22, 2017, and a note was executed in the amount of $100,000 which was paid in full on February 2, 2018.

On August 29, 2017, we borrowed $100,000 from a paid legal consultant to whom we issued warrants to purchase 40,000 shares of common stock with an exercise price of $0.50 per share, expiring two years from date of issuance. The warrants were valued at $46,188 and recognized as interest expense in 2017. The note was paid in full on October 31, 2017.

In connection with the acquisition of the casing division of Jagemann Stamping Company, a $10,400,000 promissory note was executed and is described in Note 10. The promissory note, under which $500,000 was paid on March 25, 2019 using funds raised for the acquisition, had a remaining balance at March 31, 2019 of $9,900,000. On April 30, 2019, the original due date of the note was subsequently extended to April 1, 2020. The note bears interest per annum at approximately 4.6% payable in arrears monthly until October 1, 2019 when the interest rate increases to 9% per annum payable monthly until principal and accrued interest are paid in full. In May of 2019, the Company paid $1,500,000 on the balance of the note. As of March 31, 2019, we accrued interest of $22,196 related to the note. The note is secured by all the equipment purchased from Jagemann Stamping Company and was valued at $18,869,541 in the accompanying financial statements.